Property and Equipment Depreciation Rate (Detail)	3 Months Ended
Mar. 31, 2015
Computers and Related Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	25.00%
Computers and Related Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	33.00%
Office Furniture And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	7.00%
Office Furniture And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	20.00%
Trade Show Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	33.00%
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment annual depreciation rate	Over the shorter of the related lease period or the life of the asset